Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value
Note 21.  Fair Value

ASC Topic 820-10-20, Fair Value Measurements and Disclosures, provides a framework for measuring and disclosing fair value under US GAAP.  ASC Topic 820-10-20 requires disclosures about the fair value of assets and liabilities recognized in the balance sheet in periods subsequent to initial recognition, whether the measurements are made on a recurring basis (for example, available-for-sale investment securities) or on a nonrecurring basis (for example, impaired loans).

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  ASC Topic 820-10-20 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The standard describes three levels of inputs that may be used to measure fair value:

Level 1
Quoted prices in active markets for identical assets or liabilities.  Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasury, other U.S. Government and agency mortgage-backed debt securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2
Observable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.  Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.  This category generally includes certain derivative contracts, residential mortgage servicing rights, impaired loans, and OREO which uses the market approach.

Level 3
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.  Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.  For example, this category generally includes certain private equity investments, retained residual interest in securitizations, and highly-structured or long-term derivative contracts.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  Assets measured at fair value on a recurring basis at December 31 are summarized below:

December 31, 2011	Level 1	Level 2	Total
Assets: (market approach)
U.S. GSE debt securities	$0	$60,963,239	$60,963,239
U.S. Government securities	5,043,555	0	5,043,555
U.S. GSE preferred stock	92,123	0	92,123

December 31, 2010
Assets: (market approach)
U.S. GSE debt securities	$0	$16,313,390	$16,313,390
U.S. Government securities	4,038,740	1,035,946	5,074,686
U.S. GSE preferred stock	42,360	0	42,360

Assets measured at fair value on a nonrecurring basis and reflected in the balance sheet at December 31 are summarized below:

December 31, 2011	Level 2
Assets: (market approach)
Residential mortgage servicing rights	$1,167,808
Impaired loans, net of related allowance	3,463,539
OREO	90,000

December 31, 2010
Assets: (market approach)
Residential mortgage servicing rights	$1,076,708
Impaired loans, net of related allowance	2,870,411
OREO	1,210,300

Fair values of financial instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents:  The carrying amounts reported in the balance sheet for cash and cash equivalents approximate their fair values.

Investment securities:  The fair value of securities available for sale equals quoted market prices, if available.  If quoted market prices are not available, fair value is determined using quoted market prices for similar securities.  Level 1 securities include certain U.S. Government securities and US GSE preferred stock.  Level 2 securities include asset-backed securities, including obligations of U.S. GSEs and certain U.S Government securities.

Restricted equity securities:  Restricted equity securities are comprised of FRBB stock and FHLBB stock.  These securities are carried at cost, which is believed to approximate fair value, based on the redemption provisions of the FRBB and the FHLBB.  The stock is nonmarketable, and redeemable at par value, subject to certain conditions, and, in the case of FHLBB stock, a moratorium on redemptions.

Loans and loans held-for-sale:  For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying amounts.  The fair values for other loans (for example, fixed rate residential, commercial real estate, and rental property mortgage loans, and commercial and industrial loans) are estimated using discounted cash flow analyses, based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics.  The carrying amounts reported in the balance sheet for loans that are held-for-sale approximate their fair values.  Loan impairment is deemed to exist when full repayment of principal and interest according to the contractual terms of the loan is no longer probable.  Impaired loans are reported based on one of three measures: the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the collateral if the loan is collateral dependent.  If the fair value is less than an impaired loan’s recorded investment, an impairment loss is recognized as part of the allowance for loan losses.  Accordingly, certain impaired loans may be subject to measurement at fair value on a non-recurring basis.  Management has estimated the fair values of these assets using Level 2 inputs, such as the fair value of collateral based on independent third-party appraisals for collateral-dependent loans.

The fair value of loans held-for-sale is based upon an actual purchase and sale agreement between the Company and an independent market participant.  The sale is executed within a reasonable period following quarter end at the stated fair value.

Mortgage servicing rights:  Mortgage servicing rights are evaluated regularly for impairment based upon the fair   value of the servicing rights as compared to their amortized cost. The fair value of mortgage servicing rights is based on a valuation model that calculates the present value of estimated net servicing income, with loans divided into strata for valuation purposes based on their rates, terms and other features. The Company obtains a third party valuation based upon loan level data, including note rate, type and term. The model utilizes a variety of observable inputs for its assumptions, the most significant of which are loan prepayment assumptions and the discount rate used to discount future cash flows.  Mortgage servicing rights are subject to measurement at fair value on a nonrecurring basis and are classified as Level 2 assets.

Deposits, federal funds purchased and borrowed funds:  The fair values disclosed for demand deposits (for example, checking and savings accounts) are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The fair values for certificates of deposit and borrowed funds are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates and indebtedness to a schedule of aggregated contractual maturities on such time deposits and indebtedness.

Junior subordinated debentures:  Fair value is estimated using current rates for debentures of similar maturity.

Capital lease obligations:  Fair value is determined using a discounted cash flow calculation using current rates.  Based on current rates, carrying value approximates fair value.

Accrued interest:  The carrying amounts of accrued interest approximate their fair values.

Off-balance-sheet credit related instruments:  Commitments to extend credit were evaluated and fair value was estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present credit-worthiness of the counterparties.  For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

The carrying amounts and estimated fair values of the Company's financial instruments were as follows:

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$23,465	$23,465	$51,448	$51,448
Securities held-to-maturity	29,702	30,289	37,441	38,157
Securities available-for-sale	66,099	66,099	21,430	21,430
Restricted equity securities	4,309	4,309	4,309	4,309
Loans and loans held-for-sale, net	384,793	395,386	387,631	397,123
Mortgage servicing rights	1,097	1,168	1,077	1,056
Accrued interest receivable	1,701	1,701	1,790	1,790

Financial liabilities:
Deposits	454,393	457,347	438,192	440,913
Federal funds purchased and other
borrowed funds	18,010	18,404	33,010	33,250
Repurchase agreements	21,645	21,645	19,108	19,108
Capital lease obligations	833	833	835	835
Subordinated debentures	12,887	11,691	12,887	13,155
Accrued interest payable	150	150	192	192

The estimated fair values of commitments to extend credit and letters of credit were immaterial at December 31, 2011 and 2010.